INCOME TAXES Schedule of reconciliation of the total amounts of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 4,418	$ 4,329
Increases — tax positions taken in prior periods	3	36
Increases — tax positions taken in current period	0	61
Settlements and lapses of statute of limitations	61	(8)
Unrecognized tax benefits, end of year	$ 4,482	$ 4,418